Offerings	Sep. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	29,320,950
Proposed Maximum Offering Price per Unit	10.11
Maximum Aggregate Offering Price	$ 296,434,804.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,937.65
Offering Note	Prior to the consummation of the Business Combination described in the proxy statement/prospectus forming part of this registration statement and subject to the approval of its shareholders, SVAQ intends to effect the Domestication. The proposed maximum aggregate is based on the average of the high and low prices of SVAQ ordinary shares as quoted on the Nasdaq Global Market on September 22, 2026, which was approximately $10.11 per Class A ordinary share, issuable pursuant to the Domestication to the shareholders of SVAQ, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum aggregate is based on the average of the high and low prices of SVAQ Class A Ordinary Shares, as quoted on the Nasdaq Global Market on September 22, 2026, which was approximately $10.11 per share
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Public Warrants
Amount Registered | shares	11,077,500
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to the Public Warrants has been allocated to the PubCo Common Stock underlying SVAQ's public and private warrants, and those shares of PubCo Common Stock are included in the total registration fee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Public Warrants
Amount Registered | shares	11,077,500
Proposed Maximum Offering Price per Unit	0.41
Maximum Aggregate Offering Price	$ 4,541,775.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 627.22
Offering Note	Represents 10,750,000 shares of PubCo Common Stock underlying SVAQ's public warrants and 327,500 shares of PubCo Common Stock underlying SVAQ's private placement warrants pursuant to the Domestication, with the per unit price estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share is based on the average of the high and low prices of SVAQ's public warrants as quoted on Nasdaq Global Market on September 22, 202, which was $0.43 per warrant. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	EigenQ SARs
Amount Registered | shares	13,445,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents EigenQ SARs, each of which will may be assumed by Pubco in connection with the Business Combination and substituted for a stock appreciation right to acquire one share of Pubco Common Stock.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of EigenQ SARs
Amount Registered | shares	13,445,000
Maximum Aggregate Offering Price	$ 134,450.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18.57
Rule 457(f)	true
Amount of Securities Received | shares	13,445,000
Value of Securities Received, Per Share	0.01
Value of Securities Received	$ 134,450.00
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 134,450.00
Offering Note	Rule 457(f) Fee Calculation Details The amount to be registered represents the maximum amount of PubCo Common Stock issuable to the stockholders of EigenQ, Inc. ("EigenQ") in connection with the Business Combination. The proposed maximum offering price per share of common stock is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. EigenQ is a private company, no market exists for its securities, and EigenQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of EigenQ shares is one-third of the aggregate par value of the shares of EigenQ Common Stock expected to be exchanged in the Business Combination. The below table reflects the calculation and details of the following outstanding EigenQ securities: Consists of 13,445,000 shares of PubCo Common Stock underlying the EigenQ SARs. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	EigenQ Warrants
Amount Registered | shares	7,973,110
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents EigenQ Warrants issued and outstanding, each of which will be assumed by Pubco in connection with the Business Combination and converted into a warrant to acquire one share of Pubco Common Stock.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of EigenQ Warrants
Amount Registered | shares	7,973,110
Maximum Aggregate Offering Price	$ 79,731.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.01
Rule 457(f)	true
Amount of Securities Received | shares	7,973,110
Value of Securities Received, Per Share	0.01
Value of Securities Received	$ 79,731.10
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 79,731.10
Offering Note	Rule 457(f) Fee Calculation Details The amount to be registered represents the maximum amount of PubCo Common Stock issuable to the stockholders of EigenQ in connection with the Business Combination. The proposed maximum offering price per share of common stock is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. EigenQ is a private company, no market exists for its securities, and EigenQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of EigenQ shares is one-third of the aggregate par value of the shares of EigenQ Common Stock expected to be exchanged in the Business Combination. The below table reflects the calculation and details of the following outstanding EigenQ securities: Consists of 7,973,110 shares of PubCo Common Stock underlying the EigenQ Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	286,000,100
Maximum Aggregate Offering Price	$ 2,860,001.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 394.97
Rule 457(f)	true
Amount of Securities Received | shares	286,000,100
Value of Securities Received, Per Share	0.01
Value of Securities Received	$ 2,860,001.00
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 2,860,001.00
Offering Note	Rule 457(f) Fee Calculation Details The amount to be registered represents the maximum amount of PubCo Common Stock issuable to the stockholders of EigenQ in connection with the Business Combination. The proposed maximum offering price per share of common stock is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. EigenQ is a private company, no market exists for its securities, and EigenQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of EigenQ shares is one-third of the aggregate par value of the shares of EigenQ Common Stock expected to be exchanged in the Business Combination. The below table reflects the calculation and details of the following outstanding EigenQ securities: Represents 286,000,100 shares of PubCo Common Stock issuable to the stockholders of EigenQ in connection with the Business Combination.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	PubCo Notes
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the PubCo Notes Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, issuable upon the conversion of PubCo Notes
Amount Registered | shares	19,900,000
Maximum Aggregate Offering Price	$ 199,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.48
Rule 457(f)	true
Amount of Securities Received | shares	19,900,000
Value of Securities Received, Per Share	0.01
Value of Securities Received	$ 199,000.00
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 199,000.00
Offering Note	Rule 457(f) Fee Calculation Details The amount to be registered represents the maximum amount of PubCo Common Stock issuable to the stockholders of EigenQ in connection with the Business Combination. The proposed maximum offering price per share of common stock is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. EigenQ is a private company, no market exists for its securities, and EigenQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of EigenQ shares is one-third of the aggregate par value of the shares of EigenQ Common Stock expected to be exchanged in the Business Combination. The below table reflects the calculation and details of the following outstanding EigenQ securities: Consists of 19,900,000 shares of PubCo Common Stock, representing 200% of the maximum number of shares of PubCo Common Stock issuable upon full conversion of the PubCo Notes at the floor price of $5.00 per share. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	PubCo Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents PubCo Warrants. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of PubCo Warrants
Amount Registered | shares	19,779,999
Maximum Aggregate Offering Price	$ 197,799.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 27.32
Rule 457(f)	true
Amount of Securities Received | shares	19,779,999
Value of Securities Received, Per Share	0.01
Value of Securities Received	$ 197,799.99
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 197,799.99
Offering Note	Rule 457(f) Fee Calculation Details The amount to be registered represents the maximum amount of PubCo Common Stock issuable to the stockholders of EigenQ in connection with the Business Combination. The proposed maximum offering price per share of common stock is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. EigenQ is a private company, no market exists for its securities, and EigenQ has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of EigenQ shares is one-third of the aggregate par value of the shares of EigenQ Common Stock expected to be exchanged in the Business Combination. The below table reflects the calculation and details of the following outstanding EigenQ securities: Consists of 19,779,999 shares of PubCo Common Stock, representing 200% of the maximum number of PubCo Common Stock issuable upon full exercise of the PubCo Warrants at the floor price of $5.00 per share. Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.